Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value	102.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	15 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	30 years
Interest-sensitive life insurance | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	10 years
Interest-sensitive life insurance | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	20 years
Fixed annuities | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	5 years
Fixed annuities | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amortization period of deferred acquisition costs	10 years
New Accounting Pronouncement For Equity Securities | Accumulated other comprehensive income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	$ (9)
New Accounting Pronouncement For Equity Securities | Retained income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	9
New Accounting Pronouncement For Limited Partnership Interests | Retained income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	(4)
New Accounting Pronouncement For Limited Partnership Interests | Limited partnership interests
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Significant impact of adoption of new accounting guidance	$ 4